Putnam Sustainable Retirement 2025 Fund
The fund's portfolio
4/30/24 (Unaudited)

FIXED INCOME INVESTMENT COMPANIES (72.4%)(a)
	Shares	Value
Putnam ESG Core Bond ETF(AFF)	2,713,389	$127,886,365
Putnam ESG High Yield ETF(AFF)	678,424	33,975,474
Putnam ESG Ultra Short ETF(AFF)	283,739	14,307,538

Total fixed income investment companies (cost $180,688,487)		$176,169,377

EQUITY INVESTMENT COMPANIES (27.1%)(a)
	Shares	Value
Putnam PanAgora ESG International Equity ETF(AFF)	500,578	$11,170,098
Putnam Sustainable Future ETF(AFF)	793,894	18,215,739
Putnam Sustainable Leaders ETF(AFF)	1,241,637	36,571,549

Total equity investment companies (cost $57,417,258)		$65,957,386

SHORT-TERM INVESTMENTS (0.6%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 5.04%(AFF)	1,449,320	$1,449,320

Total short-term investments (cost $1,449,320)		$1,449,320
TOTAL INVESTMENTS

Total investments (cost $239,555,065)		$243,576,083

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $243,253,409.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
							Valuation inputs
	Investments in securities:						Level 1	Level 2	Level 3
	Equity Investment Companies						$65,957,386	$—	$—
	Fixed Income Investment Companies						176,169,377	—	—
	Short-Term Investments						1,449,320	—	—

	Totals by level						$243,576,083	$—	$—
	Affiliated transactions
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/24	Fair value as of 4/30/24
	Putnam PanAgora ESG International Equity ETF	$10,156,141	$2,677,231	$2,081,487	$332,766	$—	$124,876	$293,337	500,578	$11,170,098
	Putnam Sustainable Future ETF	12,565,897	8,437,169	5,027,884	—	—	890,938	1,349,619	793,894	18,215,739
	Putnam Sustainable Leaders ETF	29,542,481	17,248,740	16,140,539	173,841	—	3,372,201	2,548,666	1,241,637	36,571,549
	Putnam ESG Core Bond ETF	110,596,484	42,984,666	22,200,087	4,006,956	53,066	(656,744)	(2,837,954)	2,713,389	127,886,365
	Putnam ESG High Yield ETF	23,731,926	13,470,832	3,113,825	1,592,885	—	(8,062)	(105,397)	678,424	33,975,474
	Putnam ESG Ultra Short ETF	20,480,502	10,255,964	16,446,112	754,923	—	32,778	(15,594)	283,739	14,307,538
	Putnam Government Money Market Fund Class G*	—	48,481,323	47,032,003	28,983	—	—	—	1,449,320	1,449,320
	Putnam Government Money Market Fund Class P*	101,553	3,724,640	3,826,193	5,389	—	—	—	—	—

	Totals	$207,174,984	$147,280,565	$115,868,130	$6,895,743	$53,066	$3,755,987	$1,232,677	—	$243,576,083
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com